Summary of RSU and PSU Activity (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	669,171
Granted	231,284
Shares vested	0		0
Forfeited	(3,981)
Outstanding at ending of period	896,474		669,171
Weighted Average Fair Value
Outstanding at beginning of period	$ 39.78
Granted	$ 68.39
Forfeited	$ 31.49
Outstanding at end of period	$ 47.21		$ 39.78
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 9 months 7 days	1 year 10 months 24 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,038,996
Granted	75,412
Shares vested	(155,983)
Forfeited	(23,608)
Outstanding at ending of period	934,817
Weighted Average Fair Value
Outstanding at beginning of period	$ 35.19
Granted	$ 68.39
Shares vested	$ 21.75
Forfeited	$ 39.12
Outstanding at end of period	$ 40.01
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 1 day	1 year 9 months 11 days